UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
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                             UBS Willow Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)


                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2008 - June 30, 2009
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009



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                                                                                                                FUND'S
                                                                                                               VOTE FOR
                                                                                                               OR AGAINST
                                                                                                               PROPOSAL,
                                                                                                              OR ABSTAIN;
                                                                                                    WHETHER     FOR OR      WHETHER
                                                                                     WHO PROPOSED    FUND     WITHHOLD     VOTE WAS
ISSUER OF      EXCHANGE                SHAREHOLDER                                      MATTER:      CAST      REGARDING    FOR OR
PORTFOLIO      TICKER                    MEETING           SUMMARY OF MATTER            ISSUER /    VOTE ON   ELECTION OF   AGAINST
SECURITY       SYMBOL   CUSIP #           DATE                 VOTED ON               SHAREHOLDER    MATTER    DIRECTORS  MANAGEMENT
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
Ormet          ormt.pk  5533 4650 3825   8/5/2008      Directors recommend: a vote        issuer      Yes       for          for
                                                       for election of the following
                                                       nominees 1-Benjamin Duster
                                                       2-Jeffrey Marshall 3-Robert
                                                       Prusak 4-David Robertson
                                                       5-Michael F. Tanchuk
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Fedders        FJCC     313139AG2        8/13/2008     Fedders North America and its      issuer      Yes       accept       for
                                                       subsidiaries and affiliates
                                                       are soliciting votes with
                                                       respect to the debtors and
                                                       term lenders joint plan of
                                                       liquidation under chapter 11
                                                       of the bankruptcy code.  This
                                                       Fedders North America Bond is
                                                       classified as 4A-General
                                                       unsecured claims (impaired
                                                       and entitled to vote).
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Wagon plc      wagn.pk  G94175117        9/11/2008     ORDINARY RESOLUTIONS:              issuer      no*       N/A          N/A
                                                       1. To receive the financial
                                                       statements for the year ended
                                                       31 March 2008 and the reports
                                                       of the Directors and auditors
                                                       2. To approve the remuneration
                                                       report for the year ended 31
                                                       March 2008
                                                       3. To appoint as a Director
                                                       Mr Jurgen von Heyden
                                                       4. To appoint as a Director
                                                       Mr Alex Walker
                                                       5. To appoint as a Director
                                                       Mr Howard Evans
                                                       6. To reappoint as a Director
                                                       Mr Richard Cotton
                                                       7. To reappoint KPMG Audit Plc
                                                       as auditors and authorise the
                                                       Directors to determine their
                                                       remuneration
                                                       8. To grant to the Directors
                                                       authority under section 80 of
                                                       the Companies Act 1985
                                                       SPECIAL RESOLUTIONS:
                                                       9. To disapply section 89(1) of
                                                       the Companies Act 1985
                                                       10. To grant to the Company
                                                       authority to purchase its own
                                                       shares under section 166 of the
                                                       Companies Act 1985
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Zilog          zilg     989524-301       10/6/2008     01. Directors: David G. Elkins,    issuer      Yes       for          for
                                                       Eric Singer
                                                       02. Ratification of the selection
                                                       of Armanino McKenna LLP as our
                                                       independent auditors.
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

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                FUND'S
                                                                                                               VOTE FOR
                                                                                                               OR AGAINST
                                                                                                               PROPOSAL,
                                                                                                              OR ABSTAIN;
                                                                                                    WHETHER     FOR OR      WHETHER
                                                                                     WHO PROPOSED    FUND     WITHHOLD     VOTE WAS
ISSUER OF      EXCHANGE                SHAREHOLDER                                      MATTER:      CAST      REGARDING    FOR OR
PORTFOLIO      TICKER                    MEETING           SUMMARY OF MATTER            ISSUER /    VOTE ON   ELECTION OF   AGAINST
SECURITY       SYMBOL   CUSIP #           DATE                 VOTED ON               SHAREHOLDER    MATTER    DIRECTORS  MANAGEMENT
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
Knology        knol     499183-804       5/7/2009      01. Director: 1. Alan A.           issuer      Yes       for          for
                                                       Burgess, 2. O. Gene Gabbard.
                                                       For all nominees: 1. Alan A.
                                                       Burgess, 2. O. Gene Gabbard
                                                       02. Ratification of BDO Seidman,
                                                       LLP as Knology's Independent
                                                       registered accounting firm for
                                                       the fiscal year ending December
                                                       31, 2009
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Phospate       phos.pk  71922F-102       5/19/2009     01. Director: 1. Ronald M.         issuer      Yes       for          for
Holdings                                               Bringewatt, 2. Rex M. DeLoach,
                                                       3. W. Thomas Jagodinski,
                                                       4. Robert E. Jones, 5. S.C.
                                                       Trent Lott, Sr. For all nominees
                                                       02. For any other business as may
                                                       properly come before the annual
                                                       meeting, including an adjournment
                                                       thereof.
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USA Mobility   usmo     90341G-103       5/20/2009     01. Director: 1. Royce Yudkoff,    issuer      Yes       for          for
                                                       2. Samme Thompson, 3. Nicholas
                                                       A. Gallopo, 4. Brian O'Reilly,
                                                       5. Matthew Oristano, 6. Thomas
                                                       L. Schilling, 7. Vincent D. Kelly
                                                       For all nominees 02. Ratification
                                                       to appoint Grant Thornton LLP as
                                                       the company's independent
                                                       registered public accounting firm
                                                       for the year ending December 31,
                                                       2009
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

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                                                                                                                FUND'S
                                                                                                               VOTE FOR
                                                                                                               OR AGAINST
                                                                                                               PROPOSAL,
                                                                                                              OR ABSTAIN;
                                                                                                    WHETHER     FOR OR      WHETHER
                                                                                     WHO PROPOSED    FUND     WITHHOLD     VOTE WAS
ISSUER OF      EXCHANGE                SHAREHOLDER                                      MATTER:      CAST      REGARDING    FOR OR
PORTFOLIO      TICKER                    MEETING           SUMMARY OF MATTER            ISSUER /    VOTE ON   ELECTION OF   AGAINST
SECURITY       SYMBOL   CUSIP #           DATE                 VOTED ON               SHAREHOLDER    MATTER    DIRECTORS  MANAGEMENT
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
Northern       Nof.ol   G6635W102        6/9/2009      01. Approve the opening of         issuer      Yes       for          for
Offshore                                               the meeting by the chairman
                                                       of the board 02. Approve the
                                                       confirmation of notice and
                                                       quorum 03. elect the meeting
                                                       chairman 04. approve the
                                                       presentations of president's
                                                       report to the shareholders
                                                       05. Approve the presentation
                                                       of auditors report and
                                                       financial statements for the
                                                       E 31 Dec 2009 6.1. elect Mr.
                                                       Jim Lachance asa director for
                                                       a term of 1 year from the
                                                       date of AGM or until their
                                                       successors are duly elected.
                                                       6.2 Elect Mr. Kurt Plumer as
                                                       a Director for a term of 1
                                                       year from the date of AGM or
                                                       until their successors are
                                                       duly elected. 6.3 Elect Mr.
                                                       Nectarios Vouloumanos as a
                                                       Director for a term of 1 year
                                                       from the dated of AGM or
                                                       until their successors are
                                                       duly elected. 6.4 Elect Mr.
                                                       Stephen Knudtzon as a
                                                       director for a term of 1 year
                                                       from the date of AGM or until
                                                       their successors are duly
                                                       elected. 6.5 Elect Mr. Marion
                                                       Woolie as a director for a
                                                       term of one year from the
                                                       date of AGM or until their
                                                       successors are duly elected.
                                                       6.6. Elect Mr. Michael Dawson
                                                       as a director for a term of
                                                       one year from the date of AGM
                                                       or until their successors
                                                       are duly elected. 7. Ratify
                                                       and approve the directors
                                                       fees paid to Stephen Knudtzon
                                                       in the following amount for
                                                       2008: USD 114,700 8. Appoint
                                                       Pricewaterhousecoopers,
                                                       Houston, TX, USA as the
                                                       independent auditors of the
                                                       company and authorize the
                                                       company board to directors to
                                                       set their compensation.
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

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                FUND'S
                                                                                                               VOTE FOR
                                                                                                               OR AGAINST
                                                                                                               PROPOSAL,
                                                                                                              OR ABSTAIN;
                                                                                                    WHETHER     FOR OR      WHETHER
                                                                                     WHO PROPOSED    FUND     WITHHOLD     VOTE WAS
ISSUER OF      EXCHANGE                SHAREHOLDER                                      MATTER:      CAST      REGARDING    FOR OR
PORTFOLIO      TICKER                    MEETING           SUMMARY OF MATTER            ISSUER /    VOTE ON   ELECTION OF   AGAINST
SECURITY       SYMBOL   CUSIP #           DATE                 VOTED ON               SHAREHOLDER    MATTER    DIRECTORS  MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Abovenet, Inc  abvt.pk  00374N-107       6/25/2009     01. Directors: 1. Jeffrey A.       issuer      Yes       for          for
                                                       Brodsky, 2. Michael J.
                                                       Embler, 3. William G.
                                                       Laperch, 4. Richard Postma,
                                                       5. Richard Shorten, Jr. 6.
                                                       Stuart Subotnick  02. To
                                                       ratify the selection by the
                                                       audit committee of the board
                                                       of directors of BDO, Seidman,
                                                       LLP as independent registered
                                                       public accountants of the
                                                       company for its fiscal year
                                                       ending December 31, 2009
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* Notification of proxy was provided after voting date, we alerted the company, they said the problem would be rectified going forward.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant        UBS Willow Fund, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date              08/26/2009
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   *Print the name and title of each signing officer under his or her signature.